UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  1 DeForest Avenue, Suite 200
          Summit, New Jersey 07901


13F File Number:  028-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Alan Fournier
Title:   Managing Member
Phone:   (908) 516-5800


Signature, Place and Date of Signing:

/s/ Alan Fournier              Summit, New Jersey               May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $5,142,900
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1.        028-13560                    Pennant Master Fund, L.P.

2.        028-13561                    Pennant Windward Master Fund, L.P.

3.        028-13288                    Broadway Gate Master Fund, Ltd.

4.        028-10746                    Pennant General Partner, LLC

                                                     FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                           March 31, 2013
COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5    COL 6   COLUMN 7         COLUMN 8
                                                          VALUE       SHRS OR   SH/ PUT/  INVSMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x $1000)   PRN AMT   PRN CALL  DSCRTN  MANAGERS  SOLE      SHARED  NONE
AEROFLEX HLDG CORP            COM             007767106     36,269    4,614,440 SH        DEFINED  1,3,4    4,614,440
AMERICAN INTL GROUP INC       COM NEW         026874784    166,811    4,297,048 SH        DEFINED 1,2,3,4   4,297,048
ASCENA RETAIL GROUP INC       COM             04351G101    126,133    6,799,600 SH        DEFINED 1,2,3,4   6,799,600
BRIGHT HORIZONS FAM SOL IN D  COM             109194100     47,728    1,412,500 SH        DEFINED  1,3,4    1,412,500
BROADCOM CORP                 CL A            111320107     26,009      750,000 SH        DEFINED  1,2,4      750,000
CANADIAN NAT RES LTD          COM             136385101     30,053      935,342 SH        DEFINED  1,2,4      935,342
CHENIERE ENERGY INC           COM NEW         16411R208     65,800    2,350,000 SH        DEFINED 1,2,3,4   2,350,000
CITIGROUP INC                 COM NEW         172967424    127,607    2,884,422 SH        DEFINED 1,2,3,4   2,884,422
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102    144,582    1,886,977 SH        DEFINED 1,2,3,4   1,886,977
DAVITA HEALTHCARE PARTNERS I  COM             23918K108    322,206    2,716,972 SH        DEFINED 1,2,3,4   2,716,972
DOLLAR GEN CORP NEW           COM             256677105    200,085    3,955,816 SH        DEFINED 1,2,3,4   3,955,816
FIDELITY NATL INFORMATION SV  COM             31620M106    128,580    3,245,333 SH        DEFINED 1,2,3,4   3,245,333
FLUOR CORP NEW                COM             343412102     26,864      405,000 SH        DEFINED  1,2,4      405,000
FORUM ENERGY TECHNOLOGIES IN  COM             34984V100     40,667    1,414,011 SH        DEFINED  1,2,4    1,414,011
FOSTER WHEELER AG             COM             H27178104     20,108      880,000 SH        DEFINED  1,2,4      880,000
HUNTINGTON INGALLS INDS INC   COM             446413106    220,230    4,129,567 SH        DEFINED 1,2,3,4   4,129,567
MRC GLOBAL INC                COM             55345K103    241,047    7,319,971 SH        DEFINED 1,2,3,4   7,319,971
MATTRESS FIRM HLDG CORP       COM             57722W106     69,672    2,017,130 SH        DEFINED  1,3,4    2,017,130
MIDDLEBY CORP                 COM             596278101     46,020      302,462 SH        DEFINED   3,4       302,462
NVR INC                       COM             62944T105    280,075      259,302 SH        DEFINED 1,2,3,4     259,302
OCCIDENTAL PETE CORP DEL      COM             674599105     14,498      185,000 SH        DEFINED  1,2,4      185,000
OWENS CORNING NEW             COM             690742101    125,190    3,175,000 SH        DEFINED 1,2,3,4   3,175,000
PBF ENERGY INC                CL A            69318G106     20,072      540,000 SH        DEFINED   2,4       540,000
PHH CORP                      COM NEW         693320202     56,346    2,565,860 SH        DEFINED  1,2,4    2,565,860
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG  71654V101      3,630      200,000 SH        DEFINED  1,2,4      200,000
PFIZER INC                    COM             717081103     43,480    1,506,574 SH        DEFINED   2,4     1,506,574
PRICELINE COM INC             COM NEW         741503403    205,623      298,800 SH        DEFINED 1,2,3,4     298,800
QUALCOMM INC                  COM             747525103    189,986    2,838,154 SH        DEFINED 1,2,3,4   2,838,154
QUEST DIAGNOSTICS INC         COM             74834L100     24,843      440,000 SH        DEFINED  1,2,4      440,000
RANGE RES CORP                COM             75281A109    141,392    1,744,716 SH        DEFINED  1,2,4    1,744,716
SALLY BEAUTY HLDGS INC        COM             79546E104    206,183    7,017,817 SH        DEFINED 1,2,3,4   7,017,817
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106    194,328    5,912,004 SH        DEFINED 1,2,3,4   5,912,004
TEREX CORP NEW                COM             880779103    289,881    8,421,879 SH        DEFINED 1,2,3,4   8,421,879
TRANSDIGM GROUP INC           COM             893641100    336,685    2,201,710 SH        DEFINED 1,2,3,4   2,201,710
TRIPADVISOR INC               COM             896945201    230,277    4,384,550 SH        DEFINED 1,2,3,4   4,384,550
UNION PAC CORP                COM             907818108    124,504      874,263 SH        DEFINED 1,2,3,4     874,263
UNITEDHEALTH GROUP INC        COM             91324P102     90,125    1,575,331 SH        DEFINED  1,2,4    1,575,331
UNIVERSAL STAINLESS & ALLOY   COM             913837100     40,931    1,126,021 SH        DEFINED  1,3,4    1,126,021
VALERO ENERGY CORP NEW        COM             91913Y100     27,249      599,007 SH        DEFINED   2,4       599,007
VIVUS INC                     COM             928551100      4,400      400,000 SH        DEFINED  1,2,4      400,000
WABCO HLDGS INC               COM             92927K102    206,742    2,928,771 SH        DEFINED 1,2,3,4   2,928,771
WESCO INTL INC                COM             95082P105    199,991    2,754,324 SH        DEFINED 1,2,3,4   2,754,324





SK 03461 0009 1373970